Label	Element	Value
Vident Core U.S. Bond Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
Vident Core U.S. Bond Strategy ETF

Vident Core U.S. Equity Fund

Vident International Equity Fund

(each a “Fund” and collectively, the “Funds”)

each a series of ETF Series Solutions

January 4, 2016

Supplement to the

Summary Prospectuses, Prospectus, and Statement of Additional Information

dated December 31, 2015

Effective January 4 and 5, 2016, the investment objectives and principal investment strategies of the Funds will be as follows:

Vident Core U.S. Bond Strategy ETF

Risk/Return [Heading]	rr_RiskReturnHeading	Vident Core U.S. Bond Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vident Core U.S. Bond Strategy ETF seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index (the “Bond Index”).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Bond Index.

The Vident Core U.S. Bond Strategy Index (Bloomberg:VBNDX) seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.  Based on a principled reasoning investment framework, the Bond Index diversifies interest rate risks across all core U.S. bond sectors, including U.S. Treasuries, U.S. agency securities, mortgage backed securities (“MBS”), and investment-grade corporate bonds, as well as non-core fixed income sectors such as high-yield corporate bonds (also known as “junk” bonds”) and Treasury Inflation-Protected Securities (“TIPS”). While diversification among sectors is an important factor that will drive the risk/return profile of the strategy, another source of risk management is derived from the rules-based process that systematically over- or under-weights each sector based on macroeconomics (e.g., fiscal policy and demographic factors) and valuation (e.g., expected tail loss). Within the investment grade and high yield corporate sectors, the strategy seeks to improve corporate bond exposures by screening for companies with relatively stronger leadership, governance, and creditworthiness factors. Within each sector, individual bonds are weighted based on a combination of yield, interest rate risk and creditworthiness rather than amount of debt/bonds outstanding, a common approach of traditional bond indices.

The Bond Index limits exposure to each of the high-yield corporate bonds and TIPS sectors to 20% of the Bond Index. The Bond Index will generally have an effective duration of three to seven years and will generally have an average credit quality of investment grade.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the bonds that make up the Bond Index. The Fund expects to use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Bond Index, but may, when the sub-adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Bond Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Bond Index as a whole.

The Fund may utilize the “To Be Announced” (“TBA”) market for MBS investments. The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the Fund may utilize the TBA roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The Fund may utilize the TBA roll market for extended periods of time without taking delivery of the physical securities.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Bond Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (such as TBA securities). Exchange Traded Concepts, LLC, the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Bond Index, before fees and expenses, will be 95% or better.

To the extent the Bond Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Bond Index.

The Fund normally will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in the types of securities suggested by its name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. The Fund generally may invest up to 20% of its total assets in securities not included in the Bond Index, but which the Fund believes will help it track the Bond Index.  For example, the Fund may invest in securities that are not components of the Bond Index to reflect various corporate actions and other changes to the Bond Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as the Fund invests at least 80% of its assets as noted above, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, and swaps.

Bond Index. Unlike most traditional indices that weight issuers based on market capitalization, the Fund’s Bond Index uses a risk-based assessment of issuers, together with factors related to their attractiveness based on evolving economic, market and valuation conditions. The Bond Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

Each issuer is determined to be a “U.S. issuer” based primarily on its place of organization or principal place of business. However, issuers with extensive foreign operations may be eliminated from the Bond Index based on a variety of factors, such as the geographic location of the issuer’s assets, revenue sources, manufacturing facilities, employees and customers.

The Bond Index will generally have an effective duration of three to seven years. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. For variable and floating rate instruments, the duration calculation incorporates the time to the next coupon reset date.

All rules are systematized and rely on data available at each rebalancing period. The Bond Index is rebalanced monthly and reconstituted quarterly in March, June, September, and December.

The Bond Index was created in 2014 in anticipation of the commencement of operations of the Fund. Additional information regarding the Bond Index, including its value, is available through Bloomberg using the ticker symbol VBNDX, as well as on the website of Vident Financial, LLC, the Index Provider, at www.videntfinancial.com.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and Statement of Additional Information.